Report of Directors Financial Review Risk Report - Mainland China commercial real estate (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4,618)	(5,469)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 7,259	$ 12,147
ECL coverage %	16.00%	17.00%
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1,158)	$ (2,059)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(9)	(10)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(319)	(198)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(824)	(1,851)
Wholesale | Commercial real estate loans and advances including loan commitments | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6)
Wholesale | Commercial real estate loans and advances including loan commitments | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,044	2,510
Wholesale | Commercial real estate loans and advances including loan commitments | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,174	1,978
Wholesale | Commercial real estate loans and advances including loan commitments | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3)	(6)
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,144	2,644
Wholesale | Commercial real estate loans and advances including loan commitments | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(13)	(30)
Wholesale | Commercial real estate loans and advances including loan commitments | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,062	1,813
Wholesale | Commercial real estate loans and advances including loan commitments | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(308)	(169)
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,835	3,202
Wholesale | Commercial real estate loans and advances including loan commitments | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(830)	(1,851)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,241	$ 6,288
ECL coverage %	31.20%	28.50%
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (1,010)	$ (1,795)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(261)	(69)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(743)	(1,726)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	118	781
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	578	604
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	196	679
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	777	1,298
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(261)	(66)
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,572	2,926
Wholesale | Commercial real estate loans and advances including loan commitments | Hong Kong | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(749)	(1,726)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,710	$ 4,983
ECL coverage %	3.50%	5.00%
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (131)	$ (247)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	(9)	(10)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(41)	(112)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(81)	(125)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,817	1,723
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(4)	(3)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	595	953
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3)	(5)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	899	1,704
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(13)	(27)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	136	327
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(30)	(87)
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	263	276
Wholesale | Commercial real estate loans and advances including loan commitments | Mainland China | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(81)	(125)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 308	$ 876
ECL coverage %	5.50%	1.90%
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (17)	$ (17)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | – stage 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	(17)	(17)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Allowance for ECL | – POCI | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong
Disclosure of detailed information about financial instruments [line items]
Financial assets	109	6
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Strong | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	421
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Good | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	(1)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory
Disclosure of detailed information about financial instruments [line items]
Financial assets	49	261
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Satisfactory | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub- standard
Disclosure of detailed information about financial instruments [line items]
Financial assets	149	188
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Sub- standard | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	(17)	(16)
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Commercial real estate loans and advances including loan commitments | Rest of the Group | Credit impaired | Allowance for ECL
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,158	11,789
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,161	6,033
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,694	4,917
Wholesale | Loans and advances to customers | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	303	839
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments
Disclosure of detailed information about financial instruments [line items]
Financial assets	101	358
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Hong Kong
Disclosure of detailed information about financial instruments [line items]
Financial assets	80	255
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Mainland China
Disclosure of detailed information about financial instruments [line items]
Financial assets	16	66
Wholesale | Guarantees issued and others | Commercial real estate loans and advances including loan commitments | Rest of the Group
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5	$ 37